EXPLORATION AND EVALUATION EXPENSES (UNAUDITED)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Oregon Energy LLC
EXPLORATION AND EVALUATION EXPENSES
EXPLORATION AND EVALUATION EXPENSES (UNAUDITED)
8.	EXPLORATION AND EVALUATION EXPENSES (UNAUDITED)

Details of the exploration and evaluation expenses are presented below:

	Three Months Ended		Six Months Ended
	December 31,		December 31,
	2025	2024	2025	2024
Consulting fees	$14,090	$(17,220)	$40,748	$15,614
IT expenses	495	—	990	230
Land costs	—	270	180	360
Occupancy expenses	19,069	19,016	38,186	25,357
Office expenses	—	42	—	42
Postage and courier	—	4	—	4
Salary and wages	3,353	4,460	6,471	6,758
Total	$37,007	$6,572	$86,575	$48,365

9.EXPLORATION AND EVALUATION EXPENSES

Details of the exploration and evaluation expenses for the years ended June 30, 2025 and 2024 are presented below:

	2025	2024
Consulting fees	$117,406	$554,891
IT expenses	1,370	8,547
Land costs	900	1,350
Licences and permits	295	1,460
Occupancy expenses	63,495	96,583
Office expenses	367	601
Postage and courier	4	45,768
Salary and wages	13,076	12,783
Traveling expenses	1,342	9,541
Vehicle and equipment expenses	3,677	3,279
Total	$201,932	$734,803